Annual Operating Expenses - FidelitySAIBondFunds-ComboPRO - FidelitySAIBondFunds-ComboPRO - Fidelity SAI Short-Term Bond Fund - Fidelity SAI Short-Term Bond Fund	Oct. 30, 2024
Operating Expenses:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.21%